AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)
	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
WHOLE LOANS - 24.5%
Consumer Loans - 24.5% (a)
171647609, 15.40%, 11/20/23	LendingClub	11/20/20	$ 2,687	$ 2,612	$ 2,584
171949148, 14.71%, 11/16/23	LendingClub	11/16/20	5,784	5,587	5,532
171975587, 15.40%, 12/02/25	LendingClub	12/02/20	16,878	15,877	15,785
172061073, 16.08%, 11/18/23	LendingClub	11/18/20	8,412	7,966	7,920
172062950, 14.71%, 11/17/23	LendingClub	11/17/20	6,330	6,075	6,034
172124627, 14.02%, 11/19/23	LendingClub	11/19/20	5,022	4,787	4,761
172171302, 15.40%, 11/23/23	LendingClub	11/23/20	10,077	9,606	9,541
172410090, 16.08%, 12/04/25	LendingClub	12/04/20	9,320	8,826	8,754
172450861, 14.02%, 12/03/25	LendingClub	12/03/20	18,691	16,758	16,745
172526594, 16.08%, 12/03/25	LendingClub	12/03/20	9,383	8,886	8,821
172530961, 14.02%, 12/03/25	LendingClub	12/03/20	9,333	8,897	8,838
172930301, 17.30%, 01/07/26	LendingClub	01/07/21	9,455	9,266	9,069
172953769, 10.81%, 01/04/24	LendingClub	01/04/21	7,931	7,795	7,775
173001562, 9.56%, 01/04/24	LendingClub	01/04/21	10,531	10,111	10,122
173189961, 13.33%, 01/04/24	LendingClub	01/04/21	8,837	8,670	8,558
173230532, 16.08%, 12/29/23	LendingClub	12/29/20	10,377	9,919	9,847
173245923, 15.40%, 01/04/26	LendingClub	01/04/21	14,141	13,784	13,631
173275380, 18.24%, 01/13/26	LendingClub	01/13/21	9,373	8,576	8,453
173282489, 14.71%, 01/07/24	LendingClub	01/07/21	5,315	5,236	5,166
173331051, 14.71%, 12/29/23	LendingClub	12/29/20	5,328	5,093	5,062
173338471, 20.74%, 01/13/26	LendingClub	01/13/21	17,170	16,311	16,070
173339982, 18.24%, 12/31/23	LendingClub	12/31/20	8,935	8,349	8,246
173344582, 16.08%, 01/05/24	LendingClub	01/05/21	10,657	10,092	10,023
173358800, 19.95%, 01/13/24	LendingClub	01/13/21	17,879	16,717	16,473
173360905, 15.40%, 12/31/25	LendingClub	12/31/20	11,164	10,531	10,453
173364691, 16.08%, 01/04/26	LendingClub	01/04/21	4,649	4,620	4,594
173372260, 15.40%, 12/31/23	LendingClub	12/31/20	5,179	4,917	4,886
173377823, 19.95%, 01/04/26	LendingClub	01/04/21	13,667	12,943	12,695
173385054, 16.08%, 12/31/25	LendingClub	12/31/20	9,315	9,081	8,990
173397739, 18.24%, 01/04/26	LendingClub	01/04/21	11,439	10,977	10,805
173401158, 15.40%, 01/04/24	LendingClub	01/04/21	2,683	2,582	2,557
173403097, 15.40%, 01/07/26	LendingClub	01/07/21	9,050	8,824	8,729
173410101, 14.02%, 01/04/26	LendingClub	01/04/21	14,110	14,021	13,839
173420765, 14.02%, 01/04/26	LendingClub	01/04/21	9,407	9,264	9,153
173421109, 14.02%, 01/04/24	LendingClub	01/04/21	8,848	8,569	8,478
173425721, 16.08%, 01/06/26	LendingClub	01/06/21	11,325	10,758	10,668
173428112, 18.24%, 01/04/26	LendingClub	01/04/21	9,529	9,324	9,162
173440757, 15.40%, 01/07/26	LendingClub	01/07/21	18,854	18,100	17,951
173452322, 20.74%, 01/04/26	LendingClub	01/04/21	11,402	11,373	11,094
173472479, 17.30%, 01/07/26	LendingClub	01/07/21	18,909	18,437	18,054
173480973, 19.95%, 01/29/24	LendingClub	01/29/21	8,934	8,308	8,210
173481448, 16.08%, 01/07/26	LendingClub	01/07/21	10,758	10,597	10,471
173534074, 14.02%, 01/07/24	LendingClub	01/07/21	9,004	8,599	8,531
173537826, 14.02%, 01/06/26	LendingClub	01/06/21	9,434	9,292	9,206
173544115, 16.08%, 01/07/24	LendingClub	01/07/21	2,686	2,606	2,577
173555296, 13.33%, 01/07/24	LendingClub	01/07/21	8,837	8,528	8,447
173586675, 19.12%, 01/07/26	LendingClub	01/07/21	9,480	9,338	9,132
173715688, 17.24%, 01/13/26	LendingClub	01/13/21	11,345	10,947	10,773
173769503, 17.99%, 01/15/24	LendingClub	01/15/21	8,910	8,465	8,349
173916043, 12.74%, 01/25/24	LendingClub	01/25/21	4,414	4,149	4,123
174073400, 15.19%, 01/26/24	LendingClub	01/26/21	7,093	6,668	6,596
174167788, 13.24%, 02/01/24	LendingClub	02/01/21	8,711	8,188	8,137
174180131, 17.49%, 02/03/24	LendingClub	02/03/21	9,138	8,544	8,478
163208217, 30.99%, 01/16/23	LendingClub	01/30/20	2,685	2,685	2,689
163883960, 20.87%, 01/17/23	LendingClub	01/30/20	11,600	11,600	11,258
164014273, 26.99%, 01/17/23	LendingClub	01/30/20	7,319	7,319	7,123
164149433, 26.99%, 01/15/25 (b)	LendingClub	01/30/20	24,000	24,000	20,515
164176192, 29.96%, 01/17/23	LendingClub	01/30/20	3,179	3,179	3,185
164233307, 30.99%, 01/13/23	LendingClub	01/30/20	15,981	15,981	15,993
164330418, 18.17%, 01/17/25	LendingClub	01/30/20	12,017	12,017	12,034
164363032, 29.41%, 01/16/23	LendingClub	01/30/20	7,606	7,606	7,621
164446126, 30.99%, 01/13/23	LendingClub	01/30/20	5,080	5,080	5,121
164453124, 21.59%, 01/15/23	LendingClub	01/30/20	728	728	707
164454862, 23.31%, 01/14/23	LendingClub	01/30/20	6,127	6,127	5,945
164549323, 25.21%, 01/14/23	LendingClub	01/30/20	3,922	3,922	3,256
164570836, 23.31%, 01/13/25	LendingClub	01/30/20	9,327	9,327	9,096
164606713, 22.33%, 01/14/23	LendingClub	01/30/20	6,167	6,167	5,999
164641464, 19.99%, 01/16/23	LendingClub	01/30/20	2,103	2,103	2,043
164717993, 30.99%, 01/13/23	LendingClub	01/30/20	4,022	4,022	3,958
164756845, 21.59%, 01/13/23	LendingClub	01/30/20	6,066	6,066	5,887
164769043, 25.21%, 01/14/23	LendingClub	01/30/20	1,167	1,167	1,131
164791937, 29.41%, 01/14/25	LendingClub	01/30/20	23,574	23,574	22,624
164816754, 26.19%, 01/13/23	LendingClub	01/30/20	2,117	2,117	2,059
164848741, 30.99%, 01/14/23	LendingClub	01/30/20	3,835	3,835	3,839
164851627, 30.99%, 01/13/23	LendingClub	01/30/20	6,187	6,187	6,194
164873178, 30.99%, 01/16/23	LendingClub	01/30/20	2,047	2,047	2,042
164901199, 26.19%, 01/15/23	LendingClub	01/30/20	10,197	10,197	9,827
164916212, 30.99%, 01/15/23	LendingClub	01/30/20	4,534	4,534	4,559
164951573, 21.59%, 01/15/23	LendingClub	01/30/20	1,213	1,213	1,178
164973244, 0.00%, 01/17/23 (b)	LendingClub	01/30/20	15,669	15,669	1,505
164993830, 17.29%, 01/16/23	LendingClub	01/30/20	1,774	1,774	1,750
165027782, 30.99%, 01/17/23	LendingClub	01/30/20	3,196	3,196	3,202
165055308, 29.96%, 01/17/23	LendingClub	01/30/20	3,598	3,598	3,580
165058585, 30.99%, 01/17/23	LendingClub	01/30/20	12,023	12,023	11,830
165289957, 30.99%, 01/21/23	LendingClub	01/30/20	4,503	4,503	4,514
165329681, 21.59%, 01/22/23	LendingClub	01/30/20	9,104	9,104	8,841
165446373, 17.29%, 01/24/23	LendingClub	01/30/20	4,489	4,489	4,400
160708165, 16.12%, 11/15/24	LendingClub	02/19/20	11,540	10,848	10,816
161440596, 18.62%, 11/07/22	LendingClub	02/26/20	2,757	2,495	2,637
161523634, 17.74%, 11/08/22	LendingClub	03/04/20	7,532	7,108	7,218
161565701, 18.62%, 11/08/24	LendingClub	02/19/20	8,539	7,813	7,916
161657418, 18.62%, 11/12/24	LendingClub	02/19/20	11,644	10,771	10,808
161704640, 18.62%, 11/12/24	LendingClub	02/20/20	15,525	14,206	14,410
161741565, 16.95%, 11/15/24	LendingClub	02/19/20	15,373	14,527	14,424
161908462, 17.74%, 11/15/24	LendingClub	02/19/20	11,584	10,889	10,868
163795041, 12.40%, 01/23/25	LendingClub	02/24/20	5,216	5,034	4,955
163899498, 11.71%, 12/31/22	LendingClub	01/16/20	2,716	2,655	2,613
164519373, 7.56%, 01/28/23	LendingClub	05/22/20	6,670	6,203	6,526
164775194, 11.02%, 01/28/25	LendingClub	02/19/20	15,398	14,820	14,561
164938162, 14.30%, 01/28/25	LendingClub	02/13/20	9,650	9,240	9,041
164949038, 20.55%, 01/21/23 (b)	LendingClub	07/24/20	12,258	10,603	1,371
165204262, 25.65%, 01/28/23	LendingClub	07/24/20	3,896	3,272	3,658
165272177, 11.02%, 01/28/25	LendingClub	02/13/20	8,014	7,743	7,555
165285975, 28.80%, 02/04/25	LendingClub	02/19/20	12,837	11,986	12,044
165287847, 11.71%, 01/30/23	LendingClub	07/24/20	7,755	6,902	7,407
165469407, 10.33%, 01/28/25	LendingClub	02/14/20	10,791	10,414	10,205
165594779, 10.33%, 01/28/25	LendingClub	02/18/20	10,341	9,980	9,745
165603303, 20.55%, 02/04/25	LendingClub	02/14/20	2,303	2,168	2,177
165708112, 8.19%, 01/27/23 (b)	LendingClub	07/28/20	7,398	6,658	890
165751196, 6.46%, 02/03/23	LendingClub	03/05/20	895	860	889
165836621, 8.81%, 02/04/23	LendingClub	05/04/20	10,611	9,762	10,371
166595031, 17.74%, 02/12/23	LendingClub	07/24/20	1,242	1,126	1,181
166633377, 13.08%, 02/27/23	LendingClub	09/09/20	6,567	5,155	6,293
166645557, 17.74%, 02/14/23 (b)	LendingClub	03/05/20	9,693	9,088	7,798
166676755, 17.74%, 03/13/25	LendingClub	10/08/20	17,338	16,211	16,266
166959518, 20.55%, 02/25/23	LendingClub	09/09/20	5,712	4,313	5,349
167000582, 23.05%, 02/20/23	LendingClub	09/09/20	5,872	4,727	5,493
167094451, 14.30%, 02/24/23	LendingClub	07/28/20	6,051	5,340	5,741
167190347, 13.08%, 02/24/23	LendingClub	07/27/20	2,399	2,207	2,306
167258723, 6.46%, 02/25/23	LendingClub	07/24/20	2,485	2,311	2,435
167369199, 25.65%, 02/26/23	LendingClub	07/24/20	4,889	4,119	4,572
167374459, 15.24%, 02/26/23	LendingClub	09/02/20	916	825	875
167440004, 8.81%, 02/27/23	LendingClub	07/27/20	1,470	1,367	1,437
167444034, 17.74%, 02/28/23	LendingClub	09/09/20	6,886	6,025	6,669
167463481, 7.02%, 04/14/23	LendingClub	10/19/20	13,607	13,063	13,154
167464521, 11.71%, 02/27/23	LendingClub	09/02/20	8,975	8,033	8,623
167494635, 7.02%, 03/09/23	LendingClub	06/12/20	7,174	6,528	7,025
167503134, 8.19%, 02/28/23	LendingClub	09/24/20	4,580	4,374	4,407
167523901, 16.95%, 03/09/23	LendingClub	09/02/20	3,861	3,417	3,664
167535249, 7.56%, 02/28/23	LendingClub	09/02/20	3,923	3,589	3,836
167669367, 17.74%, 03/03/23	LendingClub	07/24/20	12,007	10,566	11,407
167750772, 16.95%, 03/04/23 (b)	LendingClub	09/22/20	1,943	1,389	268
167903543, 7.02%, 03/06/23	LendingClub	06/15/20	3,043	2,754	2,972
167918460, 7.56%, 03/06/23	LendingClub	09/30/20	12,321	11,890	11,928
167924944, 16.95%, 04/14/23	LendingClub	07/28/20	20	18	19
167943866, 8.19%, 03/09/23	LendingClub	06/29/20	1,458	1,356	1,425
168119696, 10.33%, 03/10/23	LendingClub	07/24/20	285	247	282
168129697, 10.33%, 03/10/23	LendingClub	09/09/20	4,151	3,217	3,964
168130519, 13.08%, 03/10/23	LendingClub	07/24/20	2,225	2,030	2,132
168132569, 17.74%, 04/14/23	LendingClub	10/19/20	4,710	4,428	4,432
168172636, 18.62%, 04/14/23	LendingClub	10/15/20	5,739	5,280	5,341
168173979, 15.24%, 03/13/23	LendingClub	09/28/20	11,331	8,328	8,686
168183156, 7.56%, 03/11/23	LendingClub	06/12/20	3,847	3,577	3,757
168200504, 6.46%, 03/13/23	LendingClub	06/12/20	5,778	5,374	5,645
168220915, 20.55%, 04/14/25	LendingClub	10/07/20	18,049	16,605	16,720
168254213, 15.24%, 03/13/23	LendingClub	09/22/20	9,651	7,045	7,617
168266031, 7.02%, 03/13/23	LendingClub	10/01/20	4,735	4,569	4,639
168274051, 10.33%, 03/13/25	LendingClub	10/07/20	7,969	7,451	7,494
168303877, 11.02%, 03/13/23	LendingClub	09/22/20	2,705	1,954	2,072
168306633, 8.81%, 03/16/23	LendingClub	06/15/20	5,998	5,548	5,860
168345597, 14.30%, 03/17/23	LendingClub	07/28/20	2,535	2,243	2,410
168365641, 8.81%, 03/16/23	LendingClub	07/24/20	6,150	5,720	6,007
168393982, 17.74%, 03/17/23	LendingClub	10/01/20	3,321	3,122	3,137
168429535, 17.74%, 03/17/23 (b)	LendingClub	09/25/20	21,624	15,785	524
168483788, 13.08%, 04/14/23	LendingClub	10/23/20	10,557	10,109	10,117
168556628, 23.05%, 03/19/23	LendingClub	07/27/20	2,003	1,622	1,889
168568136, 15.24%, 03/24/25	LendingClub	10/19/20	17,951	16,784	16,888
168569235, 25.65%, 03/20/23	LendingClub	09/25/20	13,221	9,916	10,567
168602126, 14.30%, 04/14/23	LendingClub	10/29/20	7,021	6,635	6,666
168607697, 17.74%, 04/27/23	LendingClub	10/22/20	4,035	3,793	3,822
168615219, 16.95%, 04/15/23	LendingClub	10/20/20	5,692	5,351	5,373
168640072, 28.80%, 04/14/25	LendingClub	10/19/20	9,296	8,367	8,394
168652487, 14.30%, 04/14/23	LendingClub	10/19/20	7,930	7,533	7,546
168657591, 18.62%, 03/27/23	LendingClub	10/19/20	1,948	1,772	1,821
Total Whole Loans				1,232,655	1,186,503

BRIDGE LOANS - 56.9%
Real Estate Loans - 56.9% (a)(c)
39028, 8.75%, 04/30/22	Fund That Flip	04/01/21	50,000	50,000	49,541
39301, 9.50%, 05/26/22	Fund That Flip	03/31/21	50,000	50,000	49,524
39753, 9.00%, 01/15/22	Fund That Flip	03/24/21	50,000	50,000	49,383
40623, 8.25%, 12/02/21	Fund That Flip	03/25/21	50,000	50,000	49,392
40671, 8.75%, 09/19/22	Fund That Flip	03/29/21	50,000	50,000	49,634
40785, 8.25%, 08/25/21	Fund That Flip	03/29/21	50,000	50,000	49,249
40833, 8.75%, 03/18/22	Fund That Flip	04/22/21	36,000	36,000	35,711
40949, 8.25%, 09/15/21	Fund That Flip	03/29/21	50,000	50,000	49,267
40969, 9.00%, 10/05/21	Fund That Flip	04/09/21	50,000	50,000	49,321
41131, 8.50%, 11/26/21	Fund That Flip	03/25/21	50,000	50,000	49,330
41154, 8.50%, 03/12/22	Fund That Flip	03/24/21	50,000	50,000	49,478
41159, 8.50%, 03/11/22	Fund That Flip	03/29/21	58,000	58,000	57,423
41164, 8.50%, 04/14/22	Fund That Flip	04/23/21	30,000	30,000	29,780
41205, 8.50%, 12/12/21	Fund That Flip	03/25/21	50,000	50,000	49,376
41289, 8.50%, 03/22/22	Fund That Flip	03/29/21	50,000	50,000	49,503
41539, 8.75%, 12/30/21	Fund That Flip	04/06/21	50,000	50,000	49,405
41598, 8.75%, 01/20/22	Fund That Flip	05/06/21	30,000	30,000	29,767
41615, 8.25%, 01/05/22	Fund That Flip	04/14/21	30,000	30,000	29,711
41663, 9.50%, 04/02/22	Fund That Flip	04/06/21	30,000	30,000	29,700
41710, 9.25%, 04/15/22	Fund That Flip	04/22/21	35,000	35,000	34,719
41711, 9.50%, 04/02/22	Fund That Flip	04/06/21	30,000	30,000	29,700
41746, 8.50%, 01/12/22	Fund That Flip	04/22/21	35,000	35,000	34,687
41751, 9.00%, 04/07/22	Fund That Flip	04/09/21	50,000	50,000	49,539
41783, 8.50%, 10/13/21	Fund That Flip	04/23/21	30,000	30,000	29,671
42127, 8.75%, 04/30/22	Fund That Flip	05/06/21	30,000	30,000	29,804
184333436, 9.00%, 08/01/21	Patch of Land	01/02/20	25,000	25,000	25,036
184333601, 9.00%, 06/01/22	Patch of Land	01/16/20	9,572	9,572	9,586
184333602, 9.00%, 08/01/21	Patch of Land	01/16/20	25,000	25,000	25,037
184333760, 9.00%, 06/01/22	Patch of Land	01/27/20	25,000	25,000	25,038
184333907, 8.75%, 06/01/22	Patch of Land	02/10/20	20,000	20,000	20,017
184333908, 9.00%, 06/01/22	Patch of Land	02/10/20	15,000	15,000	15,013
184333924, 9.20%, 06/01/22	Patch of Land	02/11/20	25,000	25,000	25,023
184333925, 9.00%, 06/01/22	Patch of Land	02/11/20	25,000	25,000	25,022
184333926, 9.20%, 06/01/22	Patch of Land	02/11/20	25,000	25,000	23,214
184333968, 9.20%, 06/01/22	Patch of Land	02/14/20	25,000	25,000	23,214
184334008, 7.50%, 08/01/21	Patch of Land	02/24/20	30,000	30,000	30,022
184334317, 12.00%, 08/01/21	Patch of Land	05/07/20	30,000	30,000	29,991
184334431, 10.50%, 04/01/22	Patch of Land	05/26/20	9,000	9,000	8,998
184334463, 10.50%, 12/01/21	Patch of Land	06/03/20	15,000	15,000	14,232
184334730, 9.50%, 09/01/21	Patch of Land	08/06/20	18,612	18,612	17,345
184334731, 9.30%, 10/01/21	Patch of Land	08/06/20	10,595	10,595	10,559
184334837, 10.50%, 08/01/21	Patch of Land	10/01/20	30,000	30,000	29,946
184334838, 9.30%, 09/01/21	Patch of Land	10/01/20	19,786	19,786	18,473
184334839, 9.30%, 10/01/21	Patch of Land	10/01/20	10,510	10,510	10,500
184335020, 9.20%, 02/01/22	Patch of Land	01/04/21	10,000	10,000	10,023
184335040, 8.75%, 04/01/22	Patch of Land	01/12/21	21,000	21,000	21,068
184335066, 9.00%, 12/01/21	Patch of Land	01/19/21	30,000	30,000	30,099
184335067, 9.10%, 12/01/21	Patch of Land	01/19/21	30,000	30,000	30,098
184335088, 9.30%, 09/01/22	Patch of Land	01/29/21	34,225	34,225	34,343
184335151, 9.30%, 10/01/22	Patch of Land	05/10/21	25,492	25,492	25,685
17405, 8.75%, 12/31/21	Sharestates	01/02/20	25,000	25,000	24,884
17406, 11.00%, 06/30/22 (b)	Sharestates	01/02/20	25,000	25,000	22,109
17407, 10.00%, 07/21/21 (b)	Sharestates	01/02/20	21,212	21,212	20,777
17409, 10.00%, 08/31/21	Sharestates	01/02/20	25,000	25,000	24,820
17462, 10.50%, 07/31/21 (b)	Sharestates	01/16/20	30,000	30,000	26,987
17463, 9.00%, 08/31/21	Sharestates	01/16/20	28,000	28,000	27,824
17920, 8.00%, 06/30/22	Sharestates	02/11/20	25,000	25,000	24,862
17921, 9.00%, 07/31/21 (b)	Sharestates	02/11/20	25,000	25,000	22,843
17922, 9.00%, 08/31/21 (b)	Sharestates	02/11/20	25,000	25,000	24,697
17923, 8.50%, 06/30/22	Sharestates	02/11/20	25,000	25,000	24,848
18070, 8.75%, 07/31/21	Sharestates	02/24/20	30,000	30,000	29,809
18773, 9.00%, 09/30/21	Sharestates	07/01/20	25,000	25,000	24,915
18833, 8.75%, 08/31/21	Sharestates	07/17/20	25,000	25,000	24,894
19048, 9.25%, 12/31/21	Sharestates	09/28/20	30,000	30,000	30,006
19138, 9.00%, 07/31/21	Sharestates	10/23/20	20,000	20,000	19,906
19223, 10.00%, 11/30/21	Sharestates	11/18/20	30,000	30,000	29,977
19234, 9.50%, 08/31/21 (b)	Sharestates	11/20/20	30,000	30,000	30,075
19238, 10.00%, 08/31/21 (b)	Sharestates	11/24/20	30,000	30,000	30,088
19272, 9.00%, 11/30/21 (b)	Sharestates	12/02/20	25,000	25,000	24,861
19356, 9.00%, 12/31/21	Sharestates	12/29/20	10,000	10,000	10,018
19403, 8.75%, 06/30/22	Sharestates	01/07/21	30,000	30,000	30,150
19434, 9.00%, 09/30/21 (b)	Sharestates	01/19/21	20,000	20,000	19,817
19476, 8.75%, 01/31/22	Sharestates	01/21/21	30,000	30,000	30,088
19479, 9.50%, 11/30/21	Sharestates	01/25/21	23,000	23,000	23,045
19585, 9.00%, 08/31/22	Sharestates	02/18/21	25,000	25,000	25,153
19675, 9.25%, 07/31/21	Sharestates	03/09/21	31,000	31,000	31,025
19681, 8.75%, 12/31/21	Sharestates	03/12/21	23,000	23,000	23,158
19682, 8.75%, 09/30/21	Sharestates	03/12/21	40,000	40,000	40,088
19683, 9.25%, 12/31/21	Sharestates	03/12/21	45,000	45,000	45,361
19684, 10.50%, 08/31/21	Sharestates	03/12/21	45,000	45,000	45,005
19685, 9.25%, 12/31/21	Sharestates	03/12/21	15,000	15,000	15,120
19690, 9.00%, 08/31/22	Sharestates	03/12/21	45,000	45,000	45,294
19711, 11.00%, 06/30/22 (b)	Sharestates	03/17/21	40,000	40,000	40,031
19728, 9.50%, 11/30/21	Sharestates	03/19/21	7,000	7,000	7,025
19843, 11.00%, 04/30/22	Sharestates	04/12/21	23,000	23,000	23,122
19845, 11.00%, 04/30/22	Sharestates	04/12/21	23,000	23,000	23,122
19965, 10.00%, 12/31/21	Sharestates	04/30/21	35,000	35,000	35,237
20007, 9.00%, 05/31/22	Sharestates	05/13/21	32,000	32,000	32,236
20062, 8.75%, 02/28/22	Sharestates	05/27/21	30,000	30,000	30,240
20123, 11.00%, 04/30/22	Sharestates	06/10/21	10,000	10,000	9,982
20164, 10.00%, 09/30/21	Sharestates	06/24/21	15,000	15,000	15,010
20206, 11.00%, 04/30/22	Sharestates	06/29/21	10,000	10,000	9,997
20207, 11.00%, 04/30/22	Sharestates	06/29/21	20,000	20,000	19,995
20208, 10.00%, 02/28/22	Sharestates	06/29/21	35,000	35,000	35,121
Total Bridge Loans				2,779,004	2,753,819

OTHER LOAN INVESTMENTS - 12.9%
Private Investment Funds - 12.9% (a)(d)
Invest in America Credit Fund 1, LLC,
Series PM Class B Member, 10.50% (e)	MoneyLion	09/30/20	50,000	50,000	50,820
Invest in America Credit Fund 1, LLC,
Series PM Class B Member, 11.50% (f)	MoneyLion	02/14/20	250,000	250,000	260,263
Invest in America Credit Fund 1, LLC,
Series PM Class B Member, 10.50% (g)	MoneyLion	03/12/21	300,000	300,000	311,344
Total Other Loan Investments				600,000	622,427

Total Investments - 94.3.%				4,611,659	4,562,749

Other Assets in Excess of Liabilities - 5.7%					277,978

TOTAL NET ASSETS - 100.0%					$ 4,840,727

(a) Fair valued by a third party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the "Advisor") pursuant to policies approved by the Board of Trustees of the Fund.

(b) Past-due loan.
(c) Short-term loans backed by single-family, multi-family and commercial properties.
(d) Underlying holdings are comprised of consumer loans.
(e) The investment has a one-year lock-up period expiring on October 1, 2021, after which the Fund may redeem its investment by submitting a redemption request in accordance with Invest in America Credit Fund 1, LLC’s redemption request procedures.

(f) The investment has a two-year lock-up period expiring on February 14, 2022, after which the Fund may redeem its investment by submitting a redemption request in accordance with Invest in America Credit Fund 1, LLC’s redemption request procedures.

(g) The investment has a one-year lock-up period expiring on March 12, 2022, after which the Fund may redeem its investment by submitting a redemption request in accordance with Invest in America Credit Fund 1, LLC’s redemption request procedures.

Portfolio Valuation

The Board of Trustees (the “Board”) has adopted Valuation Procedures pursuant to which the AlphaCentric Prime Meridian Income Fund (the “Fund”) values its investments (the “Valuation Procedures”) to ensure investments are valued in a manner consistent with U.S. GAAP as required by the 1940 Act. The Board has delegated to the Fund’s Valuation Committee the responsibility for implementing the Valuation Procedures.

The vast majority of the Fund’s holdings are loans sourced through Marketplace Loans for which market quotations are not readily available. As of June 30, 2021, the Fund’s holdings were comprised of consumer and real estate loans and Private Investment Funds that provide exposure to underlying pools of consumer loans. The Fund has engaged a third party pricing service (“Valuation Service Provider”) to provide the fair value of the Fund’s Marketplace Loan holdings. The Valuation Service Provider’s proprietary pricing procedures utilize, among other inputs, a discounted cash flow approach that utilizes historical data received from the clients/platforms, as well as proprietary loan level models and roll rates and simulation-based FICO migration matrix and logistic regression models based on historical data of similar investments in loan/borrower (or receivable/account debtor) characteristics, which estimate forecasted contractual cash flows for each loan or receivable for its remaining life, and which incorporate adjustments for risk factors (such as default and prepayment, as applicable). The Valuation Service Provider has also been engaged by the Fund to provide the fair value of the Fund’s investments in Private Investment Funds, which are facility-style investments with underlying loan collateral. For the valuation of facility-style investments, the Valuation Service Provider also utilizes a discounted cash flow approach that utilizes collateral values to forecast losses at the facility-level based on whether the collateral values are expected to sufficiently cover the facility’s interest and principal payments. Management monitors the change in collateralization level of the facility since the origination date and the performance of the facility relative to initial expectations, as well as the change in rates of return required by investors in comparable debt instruments since the origination date. The forecasted cashflows as of the valuation date are discounted at a new risk-adjusted rate. AlphaCentric Advisors LLC (the “Advisor”) and Prime Meridian Capital Management (the “Sub-Advisor”) monitor the application of the valuation methodology and consult with the Valuation Service Provider to ensure proper valuation of the Fund’s holdings. The net asset value (“NAV”) of shares of the Fund is determined daily. The Fund has adopted a valuation policy which states that the unit of account is at the individual loan level and fair valuation will be performed using inputs which incorporate borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following is a summary of inputs used to value the Fund’s securities as of June 30, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Whole Loans
Consumer Loans	$—	$—	$1,186,503	$1,186,503
Bridge Loans
Real Estate Loans	—	—	2,753,819	2,753,819
Other Loan Investments
Private Investment Funds	—	—	622,427	622,427
Total	$—	$—	$4,562,749	$4,562,749

The following is a reconciliation of Level 3 investments for the period from October 1, 2020 to June 30, 2021:

	Consumer Loans	Real Estate Loans	Private Investment Funds
Beginning Balance – October 1, 2020	$1,004,704	$1,023,514	$305,000
Acquisitions	784,959	2,473,927	300,000
Paydowns	(535,597)	(728,898)	—
Net realized losses	(100,486)	—	—
Change in unrealized appreciation/depreciation	(6,210)	(14,724)	17,427
Accretion of discounts	39,133	—	—
Ending Balance – June 30, 2021	$1,186,503	$2,753,819	$622,427
Change in unrealized appreciation/deprecation on investments still held at June 30, 2021	$(45,441)	$(19,629)	$17,427

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 investments held as of June 30, 2021:

Type of Investment	Fair Value as of June 30, 2021	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Consumer Loans	$ 1,186,503	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Percentage	2.37%-49.15% 0.00%-100.00%	13.12% 15.94%
Real Estate Loans	2,753,819	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Percentage	1.94%-10.61% 0.00%-0.89%	5.96% 0.35%
Private Investment Funds	622,427	Discounted Cash Flow	Loss-Adjusted Discount Rate	5.65%-5.65%	5.65%
Total	$ 4,562,749

The Fund will generally charge off and stop accruing interest on a loan if (i) the platform charges off the loan, or (ii) the Advisor has determined that the loan does not have a recoverable value. During the period ended June 30, 2021, the Fund had net charge offs of $89,663 of outstanding principal on the loans, of which $10,823 was recovered during the period.

The Fund's policy is to place loans on non-accrual status when there is reasonable doubt that interest income will be collected. As of June 30, 2021, there was one loan placed on non-accrual status.